Commitments And Contingent Liabilities (Future Minimum Lease Commitments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2015	$ 47,479
2016	35,907
2017	27,174
2018	19,360
2019	100,637
Future minimum lease commitments, total	$ 230,557